Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Entity Information [Line Items]
Schedule of Related Party Transactions [Table Text Block]
The following table provides a summary of our related party transactions:

	Years ended December 31,
$ in millions	2024	2023	2022
The following transactions are included in Operation and Maintenance on the Statements of Operations:
Charges from the Service Company	$66.2	$50.5	$43.2
Charges to the Service Company	$(4.1)	$(3.0)	$(4.0)
Services provided by AES and other AES affiliates	$37.6	$32.2	$28.1
Services provided by other related parties	$1.9	$1.7	$2.5
Transactions primarily included in Net property, plant and equipment and Intangible assets, net on the Balance Sheets:
Charges from the Service Company	$54.6	$31.8	$21.6

Balances with related parties (include in Accounts Receivable, net and Accounts Payable ):	At December 31, 2024	At December 31, 2023
Net payable to the Service Company	$(26.9)	$(3.9)
Net receivable from / (payable to) AES and other AES affiliates	$(0.3)	$2.4